ASG DIVERSIFYING STRATEGIES FUND

ASG GLOBAL ALTERNATIVES FUND

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated March 5, 2014 to the Summary Prospectuses and Prospectuses of ASG Diversifying Strategies Fund, ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund, each dated May 1, 2013, as may be revised and supplemented from time to time.

Effective immediately, Jeremiah H. Chafkin will no longer serve as a co-manager of the Funds. All references to Mr. Chafkin in the prospectuses are hereby deleted. Andrew W. Lo from AlphaSimplex Group, LLC, the Funds’ investment adviser, and Robert S. Rickard from Reich & Tang Asset Management, LLC, the Funds’ sub-adviser, will remain as co-managers of the Funds.

Effective immediately, with respect to AlphaSimplex Group, LLC, each Fund will be co-managed by a team consisting of Andrew W. Lo, Philippe P. Lüdi, Peter A. Lee, Robert W. Sinnott and Alexander D. Healy. Accordingly, the information under the subsection “Portfolio Managers” with respect to AlphaSimplex Group, LLC in the section “Management” in the summary section of each Fund’s Summary Prospectus is revised as follows:

ASG Diversifying Strategies Fund

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-manager of the Fund since 2009.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-manager of the Fund since 2010.

Peter A. Lee, Senior Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Robert W. Sinnott, Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Alexander D. Healy, Director of Strategic Research of the Adviser, has served as co-manager of the Fund since 2014.

ASG Global Alternatives Fund

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-manager of the Fund since 2008.

Peter A. Lee, Senior Research Scientist for the Adviser, has served as co-manager of the Fund since 2010.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-manager of the Fund since 2014.

Robert W. Sinnott, Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Alexander D. Healy, Director of Strategic Research of the Adviser, has served as co-manager of the Fund since 2014.

ASG Managed Futures Strategy Fund

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-manager of the Fund since 2010.

Robert W. Sinnott, Research Scientist for the Adviser, has served as co-manager of the Fund since 2012.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-manager of the Fund since 2014.

Peter A. Lee, Senior Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Alexander D. Healy, Director of Strategic Research of the Adviser, has served as co-manager of the Fund since 2014.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectuses is revised to include the following with respect to AlphaSimplex Group, LLC:

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of each Fund since its inception. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Peter A. Lee - Mr. Lee joined AlphaSimplex in 2007 and currently serves as Senior Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Global Alternatives Fund since 2010 and as co-portfolio manager of each of the ASG Diversifying Strategies Fund and ASG Managed Futures Strategies Fund since 2014. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007.

Philippe P. Lüdi - Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Vice President, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi has served as co-portfolio manager of the ASG Diversifying Strategies Fund since 2010 and as co-portfolio manager of each of the ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund since 2014. Dr. Lüdi received the equivalent of an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University.

Robert W. Sinnott - Mr. Sinnott joined AlphaSimplex in 2009 and currently serves as Research Scientist for trend and relative-value models. Mr. Sinnott has served as co-portfolio manager of the ASG Managed Futures Strategy Fund since 2012 and as co-portfolio manager of each of the ASG Diversifying Strategies Fund and ASG Global Alternatives Fund since 2014. Mr. Sinnott received both an A.B. and A.M. in Statistics from Harvard University.

Alexander D. Healy - Dr. Healy joined AlphaSimplex in 2007 and currently serves as Director of Strategic Research, focusing on risk management, asset allocation, and non-parametric investment models. Dr. Healy has served as co-portfolio manager of each of the ASG Diversifying Strategies Fund, ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund since 2014. Dr. Healy received an A.B. in Mathematics and Computer Science in 2002 and a Ph.D. in Theoretical Computer Science in 2007, both from Harvard University.

ASG TACTICAL U.S. MARKET FUND

Supplement dated March 5, 2014 to the Summary Prospectus and Prospectus of ASG Tactical U.S. Market Fund, dated September 30, 2013, as may be revised and supplemented from time to time.

Effective immediately, Jeremiah H. Chafkin will no longer serve as a co-manager of the Fund. All references to Mr. Chafkin in the prospectuses are hereby deleted. Andrew W. Lo and Alexander D. Healy from AlphaSimplex Group, LLC, the Fund’s investment adviser, Kevin H. Maeda and Serena V. Stone from NGAM Advisors, L.P., the Fund’s sub-adviser, and Robert S. Rickard from Reich & Tang Asset Management, LLC, the Fund’s sub-adviser, will remain as co-managers of the Fund.

Effective immediately, with respect to AlphaSimplex Group, LLC, the Fund will be co-managed by a team consisting of Andrew W. Lo, Philippe P. Lüdi, Peter A. Lee, Robert W. Sinnott and Alexander D. Healy. Accordingly, the information under the subsection “Portfolio Managers” with respect to AlphaSimplex Group, LLC in the section “Management” in the summary section of the Fund’s Summary Prospectus is revised to include the following:

ASG Tactical U.S. Market Fund

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-manager of the Fund since 2013.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-manager of the Fund since 2014.

Peter A. Lee, Senior Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Robert W. Sinnott, Research Scientist for the Adviser, has served as co-manager of the Fund since 2014.

Alexander D. Healy, Director of Strategic Research of the Adviser, has served as co-manager of the Fund since 2013.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectuses is revised to include the following with respect to AlphaSimplex Group, LLC:

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the Fund since its inception. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Peter A. Lee - Mr. Lee joined AlphaSimplex in 2007 and currently serves as Senior Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Tactical U.S. Market Fund since 2014. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007.

Philippe P. Lüdi - Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Vice President, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi has served as co-portfolio manager of the ASG Tactical U.S. Market Fund since 2014. Dr. Lüdi received the equivalent of an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University.

Robert W. Sinnott - Mr. Sinnott joined AlphaSimplex in 2009 and currently serves as Research Scientist for trend and relative-value models. Mr. Sinnott has served as co-portfolio manager of the ASG Tactical U.S. Market Fund since 2014. Mr. Sinnott received both an A.B. and A.M. in Statistics from Harvard University.

Alexander D. Healy - Dr. Healy joined AlphaSimplex in 2007 and currently serves as Director of Strategic Research, focusing on risk management, asset allocation, and non-parametric investment models. Dr. Healy has served as co-portfolio manager of the ASG Tactical U.S. Market Fund since 2013. Dr. Healy received an A.B. in Mathematics and Computer Science in 2002 and a Ph.D. in Theoretical Computer Science in 2007, both from Harvard University.